Other Liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES
NOTE 15 — OTHER LIABILITIES

The following table includes the components of other liabilities. Refer to Note 2—Business Combinations for discussion of the other liabilities assumed in the SVBB Acquisition.

Other Liabilities

dollars in millions	December 31, 2023	December 31, 2022
Deferred taxes (1)	$3,579	$286
Commitments to fund tax credit investments	947	295
Incentive plan liabilities	676	267
Fair value of derivative financial instruments	636	486
Accrued expenses and accounts payable	397	275
Lease liabilities	396	352
Reserve for off-balance sheet credit exposure	316	106
Accrued interest payable	137	57
Other	822	464
Total other liabilities	$7,906	$2,588
(1) Components of the deferred tax liability are detailed in Note 21 - Income Taxes.